Stockholders' Equity (Stock Option And Warrant Activity Related To Share-Based Compensation) (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted-average grant-date fair value	$ 1.61	$ 1.33
Intrinsic value of awards exercised		$ 1,000